Accounting estimates and judgments	12 Months Ended
Dec. 31, 2017
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Accounting estimates and judgments
3	Accounting estimates and judgments

The Groups’ financial position and results of operations are sensitive to accounting methods, assumptions and estimates that underlie the preparation of the financial statements. The Group bases the assumptions and estimates on historical experience and on various other assumptions that the Group believes to be reasonable and which form the basis for making judgments about matters that are not readily apparent from other sources. On an ongoing basis, management evaluates its estimates. Actual results may differ from those estimates as facts, circumstances and conditions change.

The selection of critical accounting policies, the judgments and other uncertainties affecting application of those policies and the sensitivity of reported results to changes in condition and assumptions are factors to be considered when reviewing the financial statements. In addition to the assumptions and estimates regarding fair value measurements of financial instruments disclosed in Note 4(g), the Group believes the following also involve key accounting estimates and judgments used in the preparation of the financial statements.

(a)	Accounting estimates

(i)	Impairment of long-lived assets (other than goodwill)

If circumstances indicate that the carrying amount of a long-lived asset may not be recoverable, the asset may be considered “impaired”, and an impairment loss may be recognized in accordance with IAS 36, Impairment of Assets. The carrying amounts of long-lived assets are reviewed periodically in order to assess whether the recoverable amounts have declined below the carrying amounts. These assets are tested for impairment whenever events or changes in circumstances indicate that their recorded carrying amounts may not be recoverable. When such a decline has occurred, the carrying amount is reduced to the recoverable amount. The recoverable amount is the higher of the fair value less costs of disposal and value in use. In particular, in determining the value in use of the Group’s aircraft fleet, expected future cash flows to be generated by the asset are discounted to their present value, which requires significant judgment relating to forecast traffic revenue, forecast operating costs and discount rate applied. The Group uses all readily available information in determining an amount that is a reasonable approximation of recoverable amount, including estimates based on reasonable and supportable assumptions for projections of traffic revenue and operating costs and application of discount rate.

(ii)	Provision for major overhauls

Provision for the cost of major overhauls to fulfil the lease return conditions for airframes and engines held under operating leases are accrued and charged to the income statement over the estimated overhaul period. This requires estimation of the expected overhaul cycles and overhaul costs, which are based on the historical experience of actual costs incurred for overhauls of airframes and engines of the same or similar types and current economic and airline-related developments. Different estimates could significantly affect the estimated provision and the results of operations.

(iii)	Frequent flyer revenue

The amount of revenue attributable to the mileage earned by the members of the Group’s frequent flyer award programs is estimated based on the fair value of the mileage awarded and the expected redemption rate. The fair value of mileage awarded is estimated by reference to external sales. The expected redemption rate is estimated based on historical experience, anticipated redemption patterns and the frequent flyer programs’ design. Different estimates could significantly affect the estimated deferred revenue and the results of operations.

(iv)	Depreciation

Property, plant and equipment are depreciated on a straight-line basis over the estimated useful lives, after taking into account the estimated residual value. The Group reviews the estimated useful lives of assets annually in order to determine the amount of depreciation expense to be recorded during any financial year. The useful lives are based on the Group’s historical experience with similar assets and take into account anticipated technological changes. The depreciation expense for future periods is adjusted if there are significant changes from previous estimates.

(v)	Provision for consumable spare parts and maintenance materials

Provision for consumable spare parts and maintenance materials is made based on the difference between the carrying amount and the net realizable value. The net realizable value is estimated based on current market condition, historical experience and the Group’s future operation plan for the consumable spare parts and maintenance materials. The net realizable value may be adjusted due to the change of market condition and the future plan for the consumable spare parts and maintenance materials.

(vi)	Income tax

There are certain transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Group recognizes liabilities for anticipated tax audit issues based on estimates of whether additional tax will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current and deferred income tax assets and liabilities in the year in which such determination is made.

(vii)	Impairment of trade receivables

When there is objective evidence that the Group will not be able to collect all amounts due according to the original terms of the receivables, a provision for impairment of trade receivables is established based on the difference between the receivable’s carrying amount and the present value of estimated future cash flows, discounted at the original effective interest rate.

(b)	Accounting judgments

Retirement benefits

According to IAS 19, Employee Benefits, an entity shall account not only for its legal obligation under the formal terms of a defined benefit plan, but also for any constructive obligation that arises from the entity’s informal practices where the entity has no realistic alternative but to pay the employee benefits. The Group believes the payments of welfare subsidy to those retirees who retired before the establishment of Pension Scheme (as defined in Note 51(a)) are discretionary and have not created a legal or constructive obligation. Such payments are made according to the Group’s business performance, and can be suspended at any time (Note 14).